VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET	VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET
As of December 31, 2021, the Company leased in two vessels on long-term time charter from SFL which were classified as finance leases. Both leases were terminated in the six months ended June 30, 2022. See Note 6 for details regarding the loss on lease termination.

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2021	103,888	(59,008)	44,880
Lease termination	(103,888)	61,303
Depreciation	—	(2,295)	—
Balance at June 30, 2022	—	—	—

The Company has no outstanding obligations under finance leases as of June 30, 2022.

The outstanding obligations under finance leases as of December 31, 2021 are payable as follows:

(in thousands of $)
2022	10,946
2023	11,705
2024	10,978
2025	11,705
2026	11,705
Thereafter	1,641
Minimum lease payments	58,680
Less: imputed interest	(10,214)
Present value of obligations under finance leases	48,466

The Company recognized the following income (expenses) in relation to the amortization of finance lease assets and obligations in the six months ended June 30, 2022 and June 30, 2021:

(in thousands of $)	June 30, 2022	June 30, 2021
Depreciation of vessels under finance leases	(2,295)	(4,283)
Interest expense on obligations under finance leases	—	(2,002)
Contingent rental income	623	1,624
Loss on termination of vessel lease	(431)	—
Total finance lease expense, net	(2,103)	(4,661)

The remaining periods on these leases as of December 31, 2021 was approximately five years). The weighted average discount rate in relation to the vessels leased from SFL was 7.5%.